Supplier and Customer Concentration (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Supplier and Customer Concentration [Line Items]
Concentration risk	100.00%	100.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customers [Member]
Supplier and Customer Concentration [Line Items]
Concentration risk	74.00%	58.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customers [Member]
Supplier and Customer Concentration [Line Items]
Concentration risk	73.00%	90.00%
Suppliers [Member] | Inventory Purchases [Member] | Supplier Concentration Risk [Member]
Supplier and Customer Concentration [Line Items]
Concentration risk	100.00%	96.00%